Amplify International Enhanced Dividend Income ETF
Schedule of Investments
July 31, 2023 (Unaudited)

Description	Shares	Value

Common Stock - 95.5%
Communication Services - 10.7%
America Movil SAB de CV - ADR	42,610	$891,401
Hello Group, Inc. - ADR	54,196	577,187
NetEase, Inc. - ADR (b)	8,064	876,879
Tencent Holdings Ltd. - ADR (a)	23,445	1,077,063
WPP PLC - ADR (a)	6,579	360,134
		3,782,664
Consumer Discretionary - 7.1%
Melco Resorts & Entertainment Ltd. - ADR (b) (c)	27,554	375,286
MINISO Group Holding Ltd. - ADR	17,078	358,809
Sony Group Corp. - ADR	9,372	877,219
Tata Motors Ltd. - ADR (c)	3,721	145,752
Toyota Motor Corp. - ADR (b)	4,312	725,451
		2,482,517
Consumer Staples - 7.5%
Coca-Cola Femsa SAB de CV - ADR	12,412	1,046,580
Diageo PLC - ADR	1,635	287,662
Fomento Economico Mexicano SAB de CV - ADR	4,803	543,940
Unilever PLC - ADR	13,867	745,074
		2,623,256
Energy - 19.5%
Cameco Corp. (b)	31,610	1,111,408
Ecopetrol SA - ADR	43,579	510,746
Eni SpA - ADR	5,716	175,195
Equinor ASA - ADR (b)	9,174	281,458
Petroleo Brasileiro SA - ADR	84,880	1,246,038
Shell PLC - ADR	11,760	724,769
Tenaris SA - ADR (b)	24,870	832,896
TotalEnergies SE - ADR	15,339	933,378
YPF SA - ADR (c)	71,442	1,063,771
		6,879,659
Financials - 15.8%
Banco Bilbao Vizcaya Argentaria SA - ADR	141,757	1,125,551
Banco Macro SA - ADR	6,696	168,471
HDFC Bank Ltd. - ADR	12,892	880,266
HSBC Holdings PLC - ADR	12,561	524,799
ICICI Bank Ltd. - ADR	42,670	1,048,402
Mitsubishi UFJ Financial Group, Inc. - ADR	148,053	1,194,788
NatWest Group PLC - ADR (b) (c)	97,446	618,782
		5,561,059
Health Care - 6.5%
AstraZeneca PLC - ADR (b)	7,860	563,562
Novartis AG - ADR	8,400	881,160
Sanofi - ADR	15,680	836,842
		2,281,564
Industrials - 6.5%
Canadian Pacific Kansas City Ltd.	6,283	517,028
Grupo Aeroportuario del Sureste SAB de CV - ADR	2,210	625,408
RELX PLC - ADR	24,255	816,423
ZTO Express Cayman, Inc. - ADR	11,244	312,583
		2,271,442
Information Technology - 9.0%
ASE Technology Holding Co. Ltd. - ADR	75,276	604,466
ASML Holding NV (b)	1,323	947,810
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	8,930	885,410
United Microelectronics Corp. - ADR (a) (b)	97,647	733,329
		3,171,015
Materials - 12.9%
ArcelorMittal SA	27,979	807,474
BHP Group Ltd. - ADR	10,856	680,128
Gold Fields Ltd. - ADR (b)	36,750	568,523
Loma Negra Cia Industrial Argentina SA - ADR	87,278	581,272
Rio Tinto PLC - ADR	11,319	753,279
Ternium SA - ADR (b)	15,790	705,024
Vale SA - ADR	30,242	442,440
		4,538,140
Total Common Stock (Cost $31,840,527)		33,591,316

MONEY MARKET FUNDS - 4.6%
Invesco Government & Agency Portfolio - Institutional Class - 5.10% (d)	1,618,077	1,618,077
Total Money Market Funds (Cost $1,618,077)		1,618,077

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.3%
First American Government Obligations Fund - Class X - 5.18% (d)	1,175,966	1,175,966
Total Investments Purchased with Proceeds from Securities Lending (Cost $1,175,966)		1,175,966
Total Investments - 103.4%
(Cost $34,634,570)		$36,385,359

Percentages are based on Net Assets of $35,193,879.
ADR -	American Depositary Receipt
(a)	All or a portion of this security is out on loan as of July 31, 2023. Total value of the securities out on loan is $1,146,295 or 3.3% of net assets.
(b)	All or portion of this security is held as collateral for the options written. At July 31, 2023, the value of these securities amounted to $2,628,985 or 7.5% of net assets.
(c)	Non-income producing security.
(d)	Seven-day yield as of July 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Schedule of Options Written
July 31, 2023 (Unaudited)

	Contracts	Notional Amount	Value
Call Options Written (a) - (0.3)%
ASML Holding NV, Expires 8/18/2023, Strike Price $780.00	3	$(214,923)	$(653)
AstraZeneca PLC, Expires 8/18/2023, Strike Price $74.00	22	(157,740)	(660)
Cameco Corp., Expires 8/18/2023, Strike Price $36.00	100	(351,600)	(10,150)
Cameco Corp., Expires 8/18/2023, Strike Price $37.50	100	(351,600)	(5,500)
Equinor ASA, Expires 8/18/2023, Strike Price $32.00	30	(92,040)	(450)
Gold Fields Ltd., Expires 8/18/2023, Strike Price $16.00	75	(116,025)	(2,625)
Melco Resorts & Entertainment Ltd., Expires 8/18/2023, Strike Price $16.00	60	(81,720)	(1,050)
NatWest Group PLC, Expires 8/18/2023, Strike Price $5.00	190	(120,650)	(25,650)
NetEase, Inc., Expires 8/18/2023, Strike Price $120.00	16	(173,984)	(1,480)
Tenaris SA, Expires 8/18/2023, Strike Price $35	125	(418,625)	(6,875)
Ternium SA, Expires 8/18/2023, Strike Price $50.00	25	(111,625)	(375)
Toyota Motor Corp., Expires 8/18/2023, Strike Price $180.00	12	(201,888)	(510)
United Microelectronics Corp., Expires 8/18/2023, Strike Price $6.00	315	(236,565)	(48,037)
Total Call Options Written
(Premiums Received $86,096)			$(104,015)

(a) Exchange Traded.

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The following describes the levels of the fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value for the year/period ended July 31, 2023 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended July 31, 2023, there have been no significant changes to the Fund's fair valuation methodologies.

Common stocks, preferred stock, and other equity securities listed on any national or foreign exchange (excluding Nasdaq) and the London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end and closed-end investment companies which are priced as equity securities. Deposit accounts are valued at acquisition cost, which approximates fair value. Exchange-traded options will be valued at the current mean price where such contracts are principally traded. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Fixed income securities will be valued using the mean price. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at the current market price. If there is no current market price available then the securities will be valued at cost and adjusted for amortization of premiums and accretions of discounts. Swaps will be valued by using the market close price of the underlying holdings. If there is no market price available, then the securities will be valued at the last trade price.

The Trust's valuation procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or if the pricing committee has reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith by the Valuation Designee, pursuant to procedures established by the Fund’s Board of Trustees (the “Board”).

The following is a summary of the fair valuations according to the inputs used to value the Fund's investments as of July 31, 2023:

Category
Investments in Securities
Assets
Level 1
Common Stocks
Argentina	$ 1,813,514
Australia	680,128
Brazil	1,688,479
Britain	5,394,485
Canada	1,628,436
China	3,202,522
Colombia	510,746
France	1,770,220
Hong Kong	375,285
India	1,928,667
Israel	175,195
Japan	2,797,458
Luxembourg	2,345,393
Mexico	3,107,329
Netherlands	947,810
Norway	281,458
South Africa	568,523
Spain	1,125,551
Switzerland	881,160
Taiwan	2,223,205
Money Market Funds
United States	1,618,077
Investments Purchased with Proceeds from Securities Lending
United States	1,175,966
Total Level 1	36,239,607
Level 2	-
Common Stocks
India	145,752
Total Level 2	145,752
Level 3	-
Total Level 3	-
Total	$ 36,385,359
Other Financial Instruments(a)
Liabilities
Level 1
Options Written	$ 104,015
Total Level 1	104,015
Level 2
Total Level 2	-
Level 3	-
Total Level 3	-
Total	$ 104,015

See the Schedule of Investments for further disaggregation of investment categories.

For the period ended July 31, 2023, there were no transfers into or out of Level 3 for the Fund.

Secured Borrowings (Unaudited)
The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

As of July 31, 2023, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.